United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/15

Date of Reporting Period: Quarter ended 06/30/15

Item 1. Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
June 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—97.2%
		Consumer Discretionary—11.6%
374,225	[1]	Ascena Retail Group, Inc.	$6,232,717
498,375	[1]	Belmond Ltd., Class A	6,224,704
119,200		Big Lots, Inc.	5,362,808
330,444	[1]	Bridgepoint Education, Inc.	3,159,045
130,475	[1]	Carmike Cinemas, Inc.	3,462,807
86,600	[1]	Deckers Outdoor Corp.	6,232,602
162,750	[1]	Diamond Resorts International, Inc.	5,134,762
216,897	[1]	Eros International PLC	5,448,453
166,275		La-Z-Boy, Inc.	4,379,683
210,625		Lions Gate Entertainment Corp.	7,803,656
132,225		Mens Wearhouse, Inc.	8,471,656
221,850		Remy International, Inc.	4,905,103
125,300		Sinclair Broadcast Group, Inc.	3,497,123
53,450	[1]	Tempur Sealy International, Inc.	3,522,355
107,475	[1]	Tenneco, Inc.	6,173,364
447,950	[1]	Tri Pointe Homes, Inc.	6,853,635
		TOTAL	86,864,473
		Consumer Staples—3.1%
727,975	[1]	Rite Aid Corp.	6,078,591
53,525		Spectrum Brands Holdings, Inc.	5,459,015
83,950	[1]	United Natural Foods, Inc.	5,345,936
284,301		Vector Group Ltd.	6,669,702
		TOTAL	23,553,244
		Energy—5.5%
157,675		Exterran Holdings, Inc.	5,148,089
1,738,125	[1]	McDermott International, Inc.	9,281,587
272,950	[1]	Newfield Exploration Co.	9,858,954
145,450	[1]	PDC Energy, Inc.	7,801,938
221,700		Teekay Corp.	9,493,194
		TOTAL	41,583,762
		Financials—40.7%
228,075		American Equity Investment Life Holding Co.	6,153,464
88,339		Ameris Bancorp	2,234,093
160,105		Argo Group International Holdings Ltd.	8,917,848
699,050		CNO Financial Group, Inc.	12,827,567
226,075	[1]	Capital Bank Financial Corp.	6,572,000
480,025		Colony Capital, Inc., Class A	10,872,566
144,150		EPR Properties	7,896,537
447,175		FelCor Lodging Trust, Inc.	4,418,089
327,120		Fidelity & Guaranty Life	7,729,846
178,375		First American Financial Corp.	6,637,334
502,925		First Potomac Realty Trust	5,180,128
416,763		Flushing Financial Corp.	8,756,191
600,875		Great Western Bancorp, Inc.	14,487,096
107,350		Hanover Insurance Group, Inc.	7,947,120
618,400	[1]	Hilltop Holdings, Inc.	14,897,256
911,548		Investors Bancorp, Inc.	11,212,040
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
222,875		LaSalle Hotel Properties	$7,903,148
964,350		Lexington Realty Trust	8,177,688
361,445		Maiden Holdings Ltd.	5,703,602
549,150		New Residential Investment Corp.	8,369,046
729,587		Northstar Realty Finance Corp.	11,600,433
193,475		Opus Bank	6,999,926
292,950	[1]	PHH Corp.	7,625,489
442,900	[1]	Popular, Inc.	12,782,094
485,425		Provident Financial Services, Inc.	9,218,221
710,375		Radian Group, Inc.	13,326,635
232,400		STAG Industrial, Inc.	4,648,000
367,850		Starwood Property Trust, Inc.	7,934,524
246,025		Starwood Waypoint Residential Trust	5,845,554
127,860		Sun Communities, Inc.	7,905,584
462,028		Synovus Financial Corp.	14,239,703
685,075		TCF Financial Corp.	11,379,096
346,500	[1]	Talmer Bancorp, Inc.	5,803,875
468,575		Umpqua Holdings Corp.	8,429,664
397,875		WSFS Financial Corp.	10,881,881
		TOTAL	305,513,338
		Health Care—7.6%
140,625	[1]	Alere, Inc.	7,417,968
204,175	[1]	Capital Senior Living Corp.	5,002,287
132,675		Hill-Rom Holdings, Inc.	7,208,233
110,525	[1]	IPC Healthcare, Inc.	6,121,980
120,655	[1]	Magellan Health, Inc.	8,454,296
152,100	[1]	Medicines Co.	4,351,581
112,025		Owens & Minor, Inc.	3,808,850
76,825	[1]	Wellcare Health Plans, Inc.	6,517,065
300,800	[1]	Wright Medical Group, Inc.	7,899,008
		TOTAL	56,781,268
		Industrials—12.3%
182,870		Barnes Group, Inc.	7,130,101
115,650		Curtiss Wright Corp.	8,377,686
532,800		Donnelley (R.R.) & Sons Co.	9,286,704
51,025		Dun & Bradstreet Corp.	6,225,050
131,100	[1]	FTI Consulting, Inc.	5,406,564
300,450		General Cable Corp.	5,927,879
148,150		Hexcel Corp.	7,368,981
348,800		KBR, Inc.	6,794,624
237,325		Manitowoc, Inc.	4,651,570
95,650		Mobile Mini, Inc.	4,021,126
402,850		Mueller Water Products, Inc.	3,665,935
206,000	[1]	Swift Transportation Co.	4,670,020
55,359		Unifirst Corp.	6,191,904
74,000	[1]	WESCO International, Inc.	5,079,360
142,400		Woodward Governor Co.	7,830,576
		TOTAL	92,628,080
		Information Technology—8.3%
71,575	[1]	Anixter International, Inc.	4,663,111
639,050		Atmel Corp.	6,297,838
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
582,325		Brooks Automation, Inc.	$6,667,621
352,150	[1]	CIENA Corp.	8,338,912
161,775		Evertec, Inc.	3,436,101
203,125	[1]	Fairchild Semiconductor International, Inc., Class A	3,530,313
125,425		MKS Instruments, Inc.	4,758,624
2,526,925	[1]	Quantum Corp.	4,245,234
265,300	[1]	Unisys Corp.	5,303,347
146,225	[1]	Veeco Instruments, Inc.	4,202,507
71,475	[1]	Verint Systems, Inc.	4,341,749
104,025	[1]	ViaSat, Inc.	6,268,546
		TOTAL	62,053,903
		Materials—3.0%
187,400	[1]	Berry Plastics Group, Inc.	6,071,760
90,000	[1]	Clearwater Paper Corp.	5,157,000
431,000	[1]	Ferro Corp.	7,232,180
338,225	[1]	Stillwater Mining Co.	3,920,028
		TOTAL	22,380,968
		Utilities—5.1%
354,675		Aqua America, Inc.	8,685,991
237,350		Atmos Energy Corp.	12,171,308
315,750		Portland General Electric Co.	10,470,270
397,950		TECO Energy, Inc.	7,027,797
		TOTAL	38,355,366
		TOTAL COMMON STOCKS (IDENTIFIED COST $638,897,601)	729,714,402
		INVESTMENT COMPANY—3.1%
22,752,253	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	22,752,253
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $661,649,854)[4]	752,466,655
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(1,960,302)
		TOTAL NET ASSETS—100%	$750,506,353
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At June 30, 2015, the cost of investments for federal tax purposes was $661,649,854. The net unrealized appreciation of investments for federal tax purposes was $90,816,801. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $106,940,118 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,123,317.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
3

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
4
Federated Clover Value Fund
Portfolio of Investments
June 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.6%
		Consumer Discretionary—11.5%
345,000	[1]	Gannett Co, Inc.	$4,826,550
549,200		General Motors Co.	18,304,836
918,200	[1]	Liberty Interactive Corp. QVC Group	25,480,050
1,406,600	[1]	Live Nation Entertainment, Inc.	38,667,434
690,000	[1]	Tegna, Inc.	22,128,300
		TOTAL	109,407,170
		Consumer Staples—7.3%
363,400		CVS Health Corp.	38,113,392
241,500		Energizer Holdings, Inc.	31,769,325
		TOTAL	69,882,717
		Energy—6.9%
319,500		Devon Energy Corp.	19,007,055
728,700		Kinder Morgan, Inc.	27,974,793
522,500	[1]	Newfield Exploration Co.	18,872,700
		TOTAL	65,854,548
		Financials—23.0%
786,600		American International Group, Inc.	48,627,612
233,000		Ameriprise Financial, Inc.	29,108,690
1,459,500		Bank of America Corp.	24,840,690
1,318,400		Fifth Third Bancorp	27,449,088
1,058,619		Hartford Financial Services Group, Inc.	44,006,792
1,066,300		Starwood Property Trust, Inc.	23,000,091
406,900		Wells Fargo & Co.	22,884,056
		TOTAL	219,917,019
		Health Care—15.1%
857,900		Abbott Laboratories	42,105,732
1,185,600	[1]	Brookdale Senior Living, Inc.	41,140,320
591,152		Pfizer, Inc.	19,821,326
696,200		Teva Pharmaceutical Industries Ltd., ADR	41,145,420
		TOTAL	144,212,798
		Industrials—12.5%
664,300		CSX Corp.	21,689,395
973,900		General Electric Co.	25,876,523
526,900		Ingersoll-Rand PLC, Class A	35,523,598
344,700		Stanley Black & Decker, Inc.	36,276,228
		TOTAL	119,365,744
		Information Technology—10.8%
1,416,600		Corning, Inc.	27,949,518
887,300		Hewlett-Packard Co.	26,627,873
605,000		Intel Corp.	18,401,075
1,287,600		Symantec Corp.	29,936,700
		TOTAL	102,915,166
		Materials—4.4%
355,000		CF Industries Holdings, Inc.	22,819,400
856,000		Huntsman Corp.	18,891,920
		TOTAL	41,711,320
1

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—2.0%
3,827,400		Frontier Communications Corp.	$18,945,630
		Utilities—5.1%
370,400		CMS Energy Corp.	11,793,536
368,600		Sempra Energy	36,469,284
		TOTAL	48,262,820
		TOTAL COMMON STOCKS (IDENTIFIED COST $820,349,897)	940,474,932
		INVESTMENT COMPANY—1.3%
12,904,058	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%[3] (AT NET ASSET VALUE)	12,904,058
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $833,253,955)[4]	953,378,990
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	541,195
		TOTAL NET ASSETS—100%	$953,920,185
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At June 30, 2015, the cost of investments for federal tax purposes was $833,253,955. The net unrealized appreciation of investments for federal tax purposes was $120,125,035. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $142,577,366 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,452,331.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and
2

valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 1 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
3
Federated Prudent Bear Fund
Portfolio of Investments
June 30, 2015 (unaudited)
Shares, Principal Amount, or Contracts			Value
		COMMON STOCKS—63.1%
		Consumer Discretionary—1.9%
59,500		McDonald's Corp.	$5,656,665
		Consumer Staples—22.1%
118,600		Altria Group, Inc.	5,800,726
27,200		British American Tobacco PLC, ADR	2,944,400
204,000		Diageo PLC	5,913,223
148,000		General Mills, Inc.	8,246,560
119,000		Imperial Tobacco Group PLC	5,745,075
98,000		Kraft Foods Group, Inc.	8,343,720
33,000		PepsiCo, Inc.	3,080,220
71,900		Philip Morris International, Inc.	5,764,223
74,000		Procter & Gamble Co.	5,789,760
79,000		Reynolds American, Inc.	5,898,140
145,500		The Coca-Cola Co.	5,707,965
32,000		Unilever PLC	1,375,537
		TOTAL	64,609,549
		Energy—5.5%
120,000	[1]	Bellatrix Exploration Ltd.	279,583
80,000		Cameco Corp.	1,142,400
10,000	[1]	Concho Resources, Inc.	1,138,600
11,800	[1]	Diamondback Energy, Inc.	889,484
72,500		Kinder Morgan, Inc.	2,783,275
16,000		Marathon Petroleum Corp.	836,960
27,000	[1]	Newfield Exploration Co.	975,240
10,000		Paramount Resources Ltd.	229,784
30,000		Plains GP Holdings LP	775,200
200,000	[1]	Spartan Energy Corp.	493,195
15,000		Targa Resources, Inc.	1,338,300
21,000		Tesoro Logistics LP	1,199,520
25,000		TransCanada Corp.	1,015,500
51,400		Williams Cos., Inc.	2,949,846
		TOTAL	16,046,887
		Financials—13.7%
175,500		Australia & New Zealand Banking Group, Melbourne	4,348,784
8,000		Boston Properties, Inc.	968,320
20,000		Coresite Realty Corp.	908,800
45,000		Cubesmart	1,042,200
129,000		Digital Realty Trust, Inc.	8,601,720
50,000		Empire State Realty Trust, Inc.	853,000
144,500		HCP, Inc.	5,269,915
172,000		National Australia Bank Ltd., Melbourne	4,389,015
90,000		Plum Creek Timber Co., Inc.	3,651,300
31,500		Sun Communities, Inc.	1,947,645
25,000		Tanger Factory Outlet Centers, Inc.	792,500

Shares, Principal Amount, or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
120,000		Ventas, Inc.	$7,450,800
		TOTAL	40,223,999
		Health Care—7.6%
348,000		GlaxoSmithKline PLC	7,243,989
135,000		Merck & Co., Inc.	7,685,550
150,000		Sanofi, ADR	7,429,500
		TOTAL	22,359,039
		Industrials—0.7%
200,000		BBA Group PLC	947,233
2,000		CP Railway Ltd.	320,460
13,000		Greenbrier Cos., Inc.	609,050
		TOTAL	1,876,743
		Materials—3.8%
20,400		Agnico Eagle Mines Ltd.	578,748
100,470		Alamos Gold, Inc.	568,713
575,000	[1]	Corvus Gold, Inc.	308,447
7,000		Cytec Industries, Inc.	423,710
75,000		Israel Chemicals Ltd.	523,500
55,000	[1]	Kennady Diamonds, Inc.	209,608
245,000	[1]	Lundin Mining Corp.	1,006,285
7,000		LyondellBasell Investment LLC	724,640
16,000		Methanex Corp.	890,560
150,833	[1]	Mountain Province Diamonds, Inc.	619,514
1,100,000	[1]	Orezone Gold Corp.	312,650
55,500		Osisko Gold Royalties Ltd.	698,527
85,000		Potash Corp. of Saskatchewan, Inc.	2,632,450
105,000	[1]	Reservoir Minerals, Inc.	362,330
1,400,000	[1]	Romarco Minerals, Inc.	476,381
70,000	[1]	Stillwater Mining Co.	811,300
		TOTAL	11,147,363
		Telecommunication Services—3.3%
178,000		AT&T, Inc.	6,322,560
69,000		Verizon Communications, Inc.	3,216,090
		TOTAL	9,538,650
		Utilities—4.5%
110,000		California Water Service Group	2,513,500
108,000		Duke Energy Corp.	7,626,960
125,000		SSE PLC	3,021,385
		TOTAL	13,161,845
		TOTAL COMMON STOCKS (IDENTIFIED COST $192,789,355)	184,620,740
		U.S. TREASURY—27.3%
80,000,000	[2]	United States Treasury Note, 0.25%, 2/29/2016 (IDENTIFIED COST $80,030,296)	80,045,312
		PURCHASED PUT OPTION—0.0%
150	[1]	SPDR S&P 500 ETF Trust, Strike Price $208.00, Expiration Date 7/17/2015 (IDENTIFIED COST $49,260)	58,050

Shares, Principal Amount, or Contracts			Value
		INVESTMENT COMPANY—9.6%
28,172,496	[3]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00%[4] (AT NET ASSET VALUE)	$28,172,496
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $301,041,407)[5]	292,896,598
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(112,341)
		TOTAL NET ASSETS—100%	$292,784,257
SECURITIES SOLD SHORT
Shares		Value
167,000	AES Corp.	$2,214,420
3,300	Alibaba Group Holding Ltd., ADR	271,491
78,000	Allison Transmission Holdings, Inc.	2,282,280
80,000	ARM Holdings PLC, ADR	3,941,600
47,000	Autodesk, Inc.	2,353,525
59,000	Avnet, Inc.	2,425,490
327,000	Banco Bradesco SA, ADR	2,995,320
23,000	Baxter International, Inc.	1,608,390
19,500	Bemis Co., Inc.	877,695
64,000	BHP Billiton Ltd., ADR	2,605,440
41,000	BRF-Brasil Foods SA, ADR	857,310
15,500	Caterpillar, Inc.	1,314,710
36,000	Check Point Software Technologies Ltd.	2,863,800
137,500	Cisco Systems, Inc.	3,775,750
18,500	Colfax Corp.	853,775
48,000	Consumer Discretionary Select Sector SPDR Fund	3,671,040
60,000	Consumer Staples Select Sector SPDR Fund	2,856,000
158,000	Corning, Inc.	3,117,340
11,500	Cummins, Inc.	1,508,685
41,000	Dillards, Inc., Class A	4,312,790
10,500	Emerson Electric Co.	582,015
115,500	Energy Select Sector SPDR	8,680,980
415,000	Financial Select Sector SPDR Fund	10,117,700
245,000	Flextronics International Ltd.	2,770,950
150,000	Freeport-McMoRan, Inc.	2,793,000
25,000	Fresh Market, Inc.	803,500
98,000	Gap (The), Inc.	3,740,660
8,500	Health Care Select Sector SPDR Fund	632,315
32,000	HSBC Holdings PLC, ADR	1,433,920
106,000	Industrial Select Sect SPDR	5,730,360
115,000	Intel Corp.	3,497,725
3,000	Intuitive Surgical, Inc.	1,453,500
6,500	iShares China Large-Cap ETF	299,650
50,000	iShares MSCI Germany	1,394,000
500	iShares Nasdaq Biotechnology Index Fund	184,485
22,500	iShares Russell 2000 ETF	2,809,350
53,000	iShares U.S. Home Construction ETF	1,454,850
298,000	Itau Unibanco Holding SA, ADR	3,263,100
3,500	L Brands, Inc.	300,055
38,000	Las Vegas Sands Corp.	1,997,660

Shares		Value
70,000	Linear Technology Corp.	$3,096,100
4,500	Lululemon Athletica Inc.	293,850
50,000	Market Vectors Semiconductor ETF	2,728,500
76,500	Materials Select Sector SPDR Trust	3,701,835
155,000	Melco PBL Entertainment (Macau) Ltd., ADR	3,042,650
76,000	Microsoft Corp.	3,355,400
26,500	National Oilwell Varco, Inc.	1,279,420
20,000	Nordstrom, Inc.	1,490,000
12,000	Praxair, Inc.	1,434,600
38,000	Qualcomm, Inc.	2,379,940
36,500	Republic Services, Inc.	1,429,705
68,000	Rio Tinto PLC, ADR	2,802,280
11,700	Rockwell Automation, Inc.	1,458,288
26,500	Schlumberger Ltd.	2,284,035
55,000	Seagate Technology, Inc.	2,612,500
13,500	Skyworks Solutions, Inc.	1,405,350
168,500	SPDR S&P 500 ETF Trust	34,685,725
96,000	SPDR S&P Retail ETF	9,471,360
110,000	Taiwan Semiconductor Manufacturing Co., Ltd, ADR	2,498,100
35,500	TD Ameritrade Holding Corp.	1,307,110
85,500	Tenaris S.A., ADR	2,310,210
1,500	Tesla Motors, Inc.	402,390
46,500	Texas Instruments, Inc.	2,395,215
9,500	The Boston Beer Co., Inc., Class A	2,203,905
17,000	Under Armour, Inc., Class A	1,418,480
5,500	United Parcel Service, Inc.	533,005
15,000	Utilities Select Sector SPDR Fund	621,900
55,000	Wal-Mart Stores, Inc.	3,901,150
17,500	Walgreens Boots Alliance, Inc.	1,477,700
63,500	Waste Management, Inc.	2,943,225
96,500	Whole Foods Market, Inc.	3,805,960
39,500	Wynn Resorts Ltd.	3,897,465
130,400	Xerox Corp.	1,387,456
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $219,115,158)	$210,701,435
At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Futures (Short)	245	$125,832,000	September 2015	$1,060,329
The average notional value of short futures contracts held by the Fund throughout the period was $99,988,375. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At June 30, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
7/1/2015	State Street Bank and Trust	25,466 GBP	$40,034	$20
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $143. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $1,049,337. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short and outstanding futures contracts.
3	Affiliated holding.
4	7-day net yield.
5	At June 30, 2015, the cost of investments for federal tax purposes was $301,041,407. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets an liabilities other than investments in securities; (b) outstanding foreign currency comittments; (c) short sales; and (d) futures contracts was $8,144,809. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,350,517 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,495,326.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$127,869,324	$—	$—	$127,869,324
International	26,788,560[1]	29,962,856	—	56,751,416
Debt Securities:
U.S. Treasury	—	80,045,312	—	80,045,312
Purchased Put Option	58,050	—	—	58,050
Investment Company	28,172,496	—	—	28,172,496
TOTAL SECURITIES	$182,888,430	$110,008,168	$—	$292,896,598
OTHER FINANCIAL INSTRUMENTS[2]	$(209,641,086)	$—	$—	$(209,641,086)
1	Includes $747,465 of an international common stock security transferred from Level 3 to Level 1 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include securities sold short, futures contracts and foreign currency contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange–Traded Fund
GBP	—British Pound
SPDR	—Standard & Poor's Depositary Receipt
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015